Private Placement Liability and Private Placement Derivative - Additional Information (Details) - USD ($) $ / shares in Units, shares in Millions	1 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2024
Disclosure Private Placement Liability and Private Placement Derivative [Line Items]
Private Placement Liability	$ 3,005,000,000	$ 0	$ 1,394,552,000		$ 1,398,000,000
Private Placement Derivative		$ 0	2,640,759,000
Conversion event description	one-for-one basis	one-for-one basis
Offering Price		$ 24			$ 24
Increase in share premium due to conversion of preference shares to ordinary shares	$ 4,401,100
Increase in shares due to conversion of preference share to ordinary shares	1.8
Private Placement derivatives (loss) gain		$ (364,214,000)	(2,007,089,000)	$ 808,523,000
Remeasurement of Private Placement Derivative prior to Conversion of Series C Preference Shares to Ordinary Shares
Disclosure Private Placement Liability and Private Placement Derivative [Line Items]
Private Placement derivatives (loss) gain			$ 2,007,100,000	$ 808,500,000
Private placement derivatives gain (loss) prior to conversion		$ 364,200,000